SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Management has evaluated subsequent events through June 22, 2026, which is the date the financial statements were available to be issued, and have determined that there are no subsequent events that require disclosure.